Annual Total Returns[BarChart] - Victory Sophus Emerging Markets Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.98%)	13.26%	(4.74%)	(3.54%)	(12.94%)	10.50%	42.08%	(19.08%)	22.96%	16.73%